STOCK BASED COMPENSATION (Schedule of Non-Vested Restricted Stock Activity) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
STOCK BASED COMPENSATION [Abstract]
Balance - Beginning of period	133,548	134,895
Granted	1,347	0	134,895	134,895
Forfeited		0		(1,347)
Vested		(34,271)
Balance - End of period	134,895	100,624	134,895	133,548